Administration Expenses	12 Months Ended
Dec. 31, 2022
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Administration Expenses
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 – Administration Expenses
The administration expenses for the Company are as follows:

In $000s	Year Ended December 31, 2022	Year Ended December 31, 2021

Corporate administration	$ 3,732	$3,198

Employee benefits and salaries	3,864	2,824

Professional fees	2,552	983

Administration expenses before share-based compensation	$ 10,148	$7,005

Equity settled share-based compensation (a non-cash expense)	3,246	3,193

Total administration expenses	$ 13,394	$10,198